Income Taxes (Details Narratives) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Net operating loss carry forward	$ 6.6
Hong Kong [Member]
Income Taxes Rate	16.50%
Prc [Member]
Income Taxes Rate	10.00%
Appropriate tax adjustments	25.00%